Acquisition - Other Acquisition Related Disclosures (Details) - Connolly iHealth Merger - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Payment made	$ 22,270
Increase in goodwill	$ 979
Transaction costs		$ 5,745
Accounts payable and accrued other expenses
Preliminary liability		$ 21,291